Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000223440
Shareholder Report [Line Items]
Fund Name	First Foundation Fixed Income Fund
Class Name	Class A
Trading Symbol	FFBAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. First Foundation Advisors serves as the sub-advisor for the Fund. You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/fixed-income-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class A	$63	1.27%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
AssetsNet	$ 64,566,923
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 101,468
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$64,566,923	126	$101,468	6%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	0.2%
Communication Services	0.3%
Real Estate	0.8%
Consumer Discretionary	0.9%
Closed-End Mutual Funds	1.6%
Industrials	1.9%
Municipal Bonds	2.4%
Materials	2.9%
Energy	3.4%
Asset Backed Securities	3.6%
U.S. Treasury Obligations	3.9%
Information Technology	4.7%
Health Care	5.9%
Utilities	7.1%
U.S. Government Agency Obligations	8.5%
Financials	12.0%
Mortgage-Backed Securities	39.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	4.7%
FHLMC	1.540%	08/17/35	3.0%
Intel	5.600%	02/21/54	2.8%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.8%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.6%
Arbor Realty Trust	4.500%	03/15/27	2.6%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.3%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
GNMA, Ser 2023-1, Cl AL	5.000%	01/20/53	2.3%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/fixed-income-fund
C000223439
Shareholder Report [Line Items]
Fund Name	First Foundation Fixed Income Fund
Class Name	Class Y
Trading Symbol	FFBYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. First Foundation Advisors serves as the sub-advisor for the Fund. You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/fixed-income-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class Y	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 64,566,923
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 101,468
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$64,566,923	126	$101,468	6%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	0.2%
Communication Services	0.3%
Real Estate	0.8%
Consumer Discretionary	0.9%
Closed-End Mutual Funds	1.6%
Industrials	1.9%
Municipal Bonds	2.4%
Materials	2.9%
Energy	3.4%
Asset Backed Securities	3.6%
U.S. Treasury Obligations	3.9%
Information Technology	4.7%
Health Care	5.9%
Utilities	7.1%
U.S. Government Agency Obligations	8.5%
Financials	12.0%
Mortgage-Backed Securities	39.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	4.7%
FHLMC	1.540%	08/17/35	3.0%
Intel	5.600%	02/21/54	2.8%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.8%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.6%
Arbor Realty Trust	4.500%	03/15/27	2.6%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.3%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
GNMA, Ser 2023-1, Cl AL	5.000%	01/20/53	2.3%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/fixed-income-fund
C000223441
Shareholder Report [Line Items]
Fund Name	First Foundation Total Return Fund
Class Name	Class A
Trading Symbol	FBBAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/total-return-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class A	$68	1.41%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.41%
AssetsNet	$ 66,508,388
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 190,134
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,508,388	64	$190,134	6%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.6%
U.S. Government Agency Obligations	1.1%
Real Estate	3.7%
Materials	3.9%
Consumer Discretionary	4.3%
Health Care	5.8%
Financials	13.5%
Energy	14.6%
Industrials	15.3%
U.S. Treasury Obligations	18.2%
Communication Services	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Cie de L'Odet	—	—	9.9%
Bollore	—	—	8.3%
U.S. Treasury Notes	0.875%	11/15/30	7.6%
Lagardere	—	—	5.8%
PrairieSky Royalty	—	—	4.5%
Alphabet, Cl A	—	—	4.2%
U.S. Treasury Notes	3.875%	08/15/33	4.1%
Joint	—	—	4.1%
Keweenaw Land Association	—	—	3.9%
International Workplace Group PLC	—	—	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/total-return-fund
C000223442
Shareholder Report [Line Items]
Fund Name	First Foundation Total Return Fund
Class Name	Class Y
Trading Symbol	FBBYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/total-return-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class Y	$56	1.16%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%
AssetsNet	$ 66,508,388
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 190,134
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,508,388	64	$190,134	6%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.6%
U.S. Government Agency Obligations	1.1%
Real Estate	3.7%
Materials	3.9%
Consumer Discretionary	4.3%
Health Care	5.8%
Financials	13.5%
Energy	14.6%
Industrials	15.3%
U.S. Treasury Obligations	18.2%
Communication Services	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Cie de L'Odet	—	—	9.9%
Bollore	—	—	8.3%
U.S. Treasury Notes	0.875%	11/15/30	7.6%
Lagardere	—	—	5.8%
PrairieSky Royalty	—	—	4.5%
Alphabet, Cl A	—	—	4.2%
U.S. Treasury Notes	3.875%	08/15/33	4.1%
Joint	—	—	4.1%
Keweenaw Land Association	—	—	3.9%
International Workplace Group PLC	—	—	3.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/total-return-fund